ACCOUNTING STANDARDS AND BASIS OF PREPARATION - IAS 29 (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
ACCOUNTING STANDARDS AND BASIS OF PREPARATION
Annual	31.50%	117.80%	211.40%
Accumulated 3 years	792.10%	1221.00%	815.60%